Average Annual Total Returns - FidelityRealEstateHighIncomeFund-PRO - FidelityRealEstateHighIncomeFund-PRO - Fidelity Real Estate High Income Fund	Jan. 28, 2023
Fidelity Real Estate High Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(9.34%)
Past 5 years	0.87%
Past 10 years	3.05%
Fidelity Real Estate High Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(11.02%)
Past 5 years	(0.98%)
Past 10 years	0.90%
Fidelity Real Estate High Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.49%)
Past 5 years	(0.07%)
Past 10 years	1.40%
LB282
Average Annual Return:
Past 1 year	(13.65%)
Past 5 years	0.82%
Past 10 years	1.99%